PRINCIPAL ACCOUNTING POLICIES (Cash, cash equivalents and restricted cash) (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalent	¥ 8,321,415,455	$ 1,305,811,671	¥ 7,481,678,114
Restricted cash	602,044,348	94,473,896	593,093,671
Cash and cash equivalents included in held-for-sale assets	173,786,646
Total	¥ 9,097,246,449	$ 1,427,556,484	¥ 8,074,771,785	$ 1,267,107,897	¥ 6,273,958,429	¥ 3,482,027,573